Summary of Significant Accounting Policies - Narrative (Details) $ in Thousands					3 Months Ended			9 Months Ended		12 Months Ended
	Feb. 27, 2024 shares	Jan. 03, 2024 shares	Dec. 31, 2023 USD ($) security shares	Dec. 27, 2023 shares	Sep. 30, 2024 USD ($) shares	Mar. 31, 2024 shares	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) shares	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) security segment shares	Dec. 31, 2022 USD ($) security	Nov. 10, 2023	Nov. 01, 2021 USD ($)
Product Information [Line Items]
Number of operating segments | segment										1
Net sales					$ 76,923		$ 62,027	$ 235,908	$ 239,397	$ 315,362	$ 320,042
Cost of revenue					68,238		63,290	215,227	193,564	264,176	255,441
Accounts receivable, allowance for credit losses			$ 80		80			80		80	82
Notes receivable, allowance for credit losses			$ 2,558		827			827		2,558	0
Realized losses on investment securities								59	238	$ 238	$ 400
Number of debt securities in an unrealized loss position | security			13							13	24
Fair value of debt securities in an unrealized loss position			$ 4,263							$ 4,263	$ 7,236
Fair value of debt securities in an unrealized loss position greater than one year			2,759							2,759	1,765
Unrealized loss on investments										395	98
Impairment loss										$ 0	0
Change in fair value of liability, location										Other income (expense)
Guaranteed Revenue Program, minimum term													28 months
Guaranteed Revenue Program, drawdown period													10 months
Customer deposit per aircraft													$ 1,250
Guaranteed revenue program deposits			$ 0							$ 0	37,500
Fractional ownership, contractual term (up to)			5 years							5 years
Gain on aircraft sold										$ 13,905	15,333
Period for stockholder approval of equity incentive plan												12 months
Capitalized sales commissions					348		376	885	919	1,315	1,053
Contract acquisition costs, current			$ 514		633			633		514	290
Contract acquisition costs, noncurrent			$ 631		706			706		631	484
Amortization of contract costs					$ 274		$ 219	$ 821	$ 558	827	653
Advertising expense										$ 6,013	3,242
Aircraft Engine
Product Information [Line Items]
Estimated Useful Life			7 years							7 years
Maximum
Product Information [Line Items]
Customer deposits			$ 500							$ 500
Common Class A | Common Stock
Product Information [Line Items]
Issuance of Class A common stock upon conversion of Bridge Notes (in shares) | shares	73,947	203,500		9,550,274		277,447
Affiliates and Non-Affiliates of EGA Sponsor | Shares Issued for Bridge Notes | Common Class A | Common Stock
Product Information [Line Items]
Issuance of Class A common stock upon conversion of Bridge Notes (in shares) | shares				9,550,274
Employee Stock
Product Information [Line Items]
Number of shares reserved for issuance (in shares) | shares			1,500,000		1,500,000			1,500,000		1,500,000
Shares purchased by employees (in shares) | shares			0
Revenue Benchmark | Customer Concentration Risk | One Customer
Product Information [Line Items]
Net sales										$ 67,985	$ 125,360
Concentration risk, percentage										22.00%	39.00%
Accounts Receivable | Customer Concentration Risk | One Customer
Product Information [Line Items]
Concentration risk, percentage										12.00%	91.00%
Accounts receivable, net			$ 341							$ 341	$ 8,682
Cost of Revenue Benchmark | Supplier Concentration Risk | One Vendor
Product Information [Line Items]
Concentration risk, percentage										23.00%	16.00%
Cost of revenue										$ 60,909	$ 39,656